Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 8 — ACCOUNTS RECEIVABLE, NET

Accounts receivable is presented net of allowance for expected credit losses:

	As of December 31,
	2023	2024
Accounts receivable	$20,244,450	$12,882,682
Less: allowance for expected credit losses	(107,758)	(80,056)
Total	$20,136,692	$12,802,626

The movement of allowance for expected credit losses is as follows:

	As of December 31,
	2023	2024
Balance at beginning of the year	$(52,948)	$(107,758)
(Provision) Reversal	(54,810)	27,702
Total	$(107,758)	$(80,056)